RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party receivables	$ 941	$ 0
Due to related parties	47	575
ITCL
Related Party Transaction [Line Items]
Related party receivables		0
Due to related parties	0	479
Frontline
Related Party Transaction [Line Items]
Managment agreement termination, required notice	30 days
Vessel management annual fee	50	50	50
Due to related parties	47	96
SeaTeam Singapore Pte Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	135	0
Technical Managers Annual Fee	205	0	0
Vessel Operating Expenses [Member] | ITCL
Related Party Transaction [Line Items]
Related party receivables	$ 806